Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2017
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2016		2017		2017
	(In millions)
Bills payable	Rs.	73,785.0	Rs.	166,670.9	US$	2,570.1
Remittances in transit		25,641.8		73,262.4		1,129.7
Accrued expenses		27,224.7		33,715.2		519.9
Accounts payable		36,181.4		47,871.4		738.2
Derivatives (refer to note 24)		78,582.4		145,060.5		2,236.9
Others		43,532.3		43,502.2		670.8

Total	Rs.	284,947.6	Rs.	510,082.6	US$	7,865.6

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2016 and March 31, 2017 was Rs. 299.2 million and Rs. 251.4 million (US$ 3.9 million), respectively.